Pay vs Performance Disclosure - USD ($)	2 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2025	May 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (SCT) Total for Beetham ($) (b-1) (1)	Compensation Actually Paid (CAP) to Beetham ($) (c-1) (1)(2)	SCT Total for Riggs ($) (b-2) (1)	CAP to Riggs ($) (c-2) (1)(2)	SCT Total for Carr ($) (b-3) (1)	CAP to Carr ($) (c-3) (1)(2)	Average SCT Total for Non-PEO Named Executive Officers (NEOs) ($) (d) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (1)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($) (f) (3)	Net Income (Loss) (g) ($ in 000s)
2025	1,364,345	1,167,274	302,361	200,101	—	—	705,217	533,479	23.51	(132,201)
2024	—	—	500,011	(1,244,409)	—	—	525,753	(61,454)	37.57	(282,713)
2023	—	—	292,314	(1,837,261)	1,162,641	1,468,708	756,799	324,110	269.46	(337,639)

Named Executive Officers, Footnote					Michael Carr served as our principal executive officer (“PEO”) from January 1, 2023 through May 31, 2023. Rory Riggs served as our PEO from June 1, 2023 through December 31, 2023, for all of 2024, and from January 1, 2025 through February 24, 2025. Peter Beetham served as our PEO from February 25, 2025 through December 31, 2025. For 2023, our non-PEO named executive officers (“NEOs”) included Travis Frey, Debra Frimerman, Peter Beetham, and Greg Gocal. For 2024, our non-PEO NEOs included Peter Beetham and Cornelis (Carlo) Broos. For 2025, our non-PEO NEOs included Greg Gocal and Jason Stokes.
Adjustment To PEO Compensation, Footnote	For 2025, the values included in this column for the compensation actually paid to Peter Beetham, Rory Riggs, and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), and (d) for 2025, respectively:

Peter Beetham	2025
Summary Compensation Table Total for PEO (column (b-1))	$1,364,345
(-) SCT “Stock Awards” column value	(276,100)
(-) SCT “Option Awards” column value	(457,666)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	497,207
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(9,915)
(+) vesting date fair value of equity awards granted and vested in the covered year	62,782
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(13,379)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Peter Beetham (column (c-1))	$1,167,274

Rory Riggs	2025
Summary Compensation Table Total for PEO (column (b-2))	$302,361
(-) SCT “Stock Awards” column value	—
(-) SCT “Option Awards” column value	(89,935)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	50,698
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(14,060)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(48,963)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Rory Riggs (column (c-2))	$200,101

AVERAGE FOR NON-PEO NEOs	2025
Average SCT Total for Non-PEO NEOs (column (d))	$705,217
(-) SCT “Stock Awards” column value	(97,075)
(-) SCT “Option Awards” column value	(160,775)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	174,732
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(73,478)
(+) vesting date fair value of equity awards granted and vested in the covered year	22,055
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(37,197)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$533,479
______________________________________________________________

Non-PEO NEO Average Total Compensation Amount					$ 705,217	$ 525,753	$ 756,799
Non-PEO NEO Average Compensation Actually Paid Amount					$ 533,479	(61,454)	324,110
Adjustment to Non-PEO NEO Compensation Footnote	For 2025, the values included in this column for the compensation actually paid to Peter Beetham, Rory Riggs, and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), and (d) for 2025, respectively:

Peter Beetham	2025
Summary Compensation Table Total for PEO (column (b-1))	$1,364,345
(-) SCT “Stock Awards” column value	(276,100)
(-) SCT “Option Awards” column value	(457,666)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	497,207
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(9,915)
(+) vesting date fair value of equity awards granted and vested in the covered year	62,782
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(13,379)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Peter Beetham (column (c-1))	$1,167,274

Rory Riggs	2025
Summary Compensation Table Total for PEO (column (b-2))	$302,361
(-) SCT “Stock Awards” column value	—
(-) SCT “Option Awards” column value	(89,935)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	50,698
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(14,060)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(48,963)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Rory Riggs (column (c-2))	$200,101

AVERAGE FOR NON-PEO NEOs	2025
Average SCT Total for Non-PEO NEOs (column (d))	$705,217
(-) SCT “Stock Awards” column value	(97,075)
(-) SCT “Option Awards” column value	(160,775)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	174,732
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(73,478)
(+) vesting date fair value of equity awards granted and vested in the covered year	22,055
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(37,197)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$533,479
______________________________________________________________

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount					$ 23.51	37.57	269.46
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					$ (132,201,000)	$ (282,713,000)	(337,639,000)
PEO Name	Rory Riggs	Michael Carr	Rory Riggs	Peter Beetham		Rory Riggs
Additional 402(v) Disclosure					For each of 2025, 2024 and 2023, total shareholder return for the Company was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2022, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Rory Riggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 302,361	$ 500,011	292,314
PEO Actually Paid Compensation Amount					200,101	$ (1,244,409)	(1,837,261)
Peter Beetham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,364,345
PEO Actually Paid Compensation Amount					1,167,274
Michael Carr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							1,162,641
PEO Actually Paid Compensation Amount							$ 1,468,708
PEO | Rory Riggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					50,698
PEO | Rory Riggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(14,060)
PEO | Rory Riggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Rory Riggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(48,963)
PEO | Rory Riggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Rory Riggs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Rory Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Rory Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(89,935)
PEO | Rory Riggs [Member] | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter Beetham [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					497,207
PEO | Peter Beetham [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,915)
PEO | Peter Beetham [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					62,782
PEO | Peter Beetham [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(13,379)
PEO | Peter Beetham [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter Beetham [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Peter Beetham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(276,100)
PEO | Peter Beetham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(457,666)
PEO | Peter Beetham [Member] | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					174,732
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(73,478)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					22,055
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(37,197)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(97,075)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(160,775)
Non-PEO NEO | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0